UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       7/10/2012
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $ 128,452
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  8,506    205,085    SH       SOLE       NONE     35,000  0      170,085
AMERICAN INTL GROUP INC		COM		 026874784  1,480    46,150	SH	 SOLE	    NONE     45,000  0      1,150
AMERICAN ORIENTAL BIO     	COM              028731107  104      259,581    SH       SOLE       NONE     130,415 0 	    119,166
ANNALY CAP MGMT INC       	COM              035710409  7,221    430,360    SH       SOLE       NONE     52,000  0      378,360
AOXING PHARMACEUTICAL CO  	COM              03740A106  46       142,789    SH       SOLE       NONE     77,014  0      65,775
APPLE INC                 	COM              037833100  292      500	SH       SOLE       NONE     -       0      500
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  253      3,040      SH       SOLE       NONE     -       0      3,040
BROOKFIELD RESIDENTIAL PPTYS	COM		 11283W104  3,479    319,191	SH       SOLE       NONE     74,191  0      245,000
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,989    109,570    SH       SOLE       NONE     26,000  0      83,570
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  3,205    149,755    SH       SOLE       NONE     37,000  0      112,755
CASH STORE FINL SVCS INC  	COM 		 14756F103  4,586    763,113    SH       SOLE       NONE     270,100 0      493,013
CENTRAL SECS CORP         	COM 		 155123102  612      30,225     SH       SOLE       NONE     -       0      30,225
CHESAPEAKE ENERGY CORP          COM              165167107  5,963    320,640    SH       SOLE       NONE     60,600  0      240,040
CHIMERA INVT CORP         	COM 		 16934Q109  7,079    2,999,800  SH       SOLE       NONE     400,000 0      2,599,800
COCA COLA CO              	COM 		 191216100  516      6,597      SH       SOLE       NONE     -       0      6,597
CORRECTIONS CORP AMER     	COM 		 22025Y407  3,089    104,880    SH       SOLE       NONE     23,000  0      81,880
DIRECTV COM               	CL A 		 25490A101  3,035    62,165     SH       SOLE       NONE     12,300  0      49,865
EVEREST RE GROUP LTD		COM		 G3223R108  1,242    12,000	SH	 SOLE	    NONE     12,000  0      -
FIRST HORIZON NATL CORP   	COM 		 320517105  861      99,512     SH       SOLE       NONE     -       0      99,512
HAWAIIAN TELCOM HOLDCO INC      COM              420031106  4,744    243,181    SH       SOLE       NONE     60,000  0      183,181
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  8,127    140,928    SH       SOLE       NONE     45,813  0      95,115
INTERVEST BANCSHARES CORP 	CL A 		 460927106  6,756    1,764,092  SH       SOLE       NONE     482,040 0      1,282,052
JOHNSON & JOHNSON         	COM 		 478160104  209      3,100      SH       SOLE       NONE     -       0      3,100
NVR INC                   	COM 		 62944T105  3,407    4,008      SH       SOLE       NONE     900     0      3,108
NATIONAL INTERSTATE CORP  	COM 		 63654U100  9,257    348,132    SH       SOLE       NONE     161,565 0      186,567
OLD REP INTL CORP         	COM 		 680223104  15,129   1,825,020  SH       SOLE       NONE     800,000 0      1,025,020
ONEBEACON INSURANCE GROUP LTD   CL A             G67742109  894      68,675     SH       SOLE       NONE     -       0      68,675
POTLATCH CORP             	COM 		 737630103  2,171    68,000     SH       SOLE       NONE     -       0      68,000
REGIONS FINANCIAL CORP    	COM 		 7591EP100  134      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,292    17,000     SH       SOLE       NONE     17,000  0      -
RENT A CTR INC            	COM 		 76009N100  5,060    150,115    SH       SOLE       NONE     32,000  0      118,115
STANCORP FINL GROUP INC   	COM		 852891100  557      15,000     SH       SOLE       NONE     15,000  0      -
STARWOOD PPTY TR INC      	COM 		 85571B105  9,805    460,125    SH       SOLE       NONE     70,000  0      390,125
WALTER ENERGY			COM	         93317Q105  2,622    59,380     SH       SOLE       NONE     11,000  0      48,380
WHITE MTNS INS GRP LTD		COM	         G9618E107  730      1,400      SH       SOLE       NONE     1,400   0      -

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